Average Annual Total Returns (Invesco Balanced Risk Retirement Now Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class A: Inception (01/31/07)
Label	Return Before Taxes
1 Year	1.81%
Since Inception	(0.09%)
Inception Date	Jan. 31, 2007
Return Before Taxes | Class A5, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class A5: Inception (06/01/10)	[1]
1 Year	1.80%
Since Inception	(0.09%)
Inception Date	Jun. 01, 2010
Return Before Taxes | Class B, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class B: Inception (01/31/07)
1 Year	1.83%
Since Inception	(0.07%)
Inception Date	Jan. 31, 2007
Return Before Taxes | Class C, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class C: Inception (01/31/07)
1 Year	6.08%
Since Inception	0.61%
Inception Date	Jan. 31, 2007
Return Before Taxes | Class C5, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class C5: Inception (06/01/10)	[2]
1 Year	5.95%
Since Inception	0.60%
Inception Date	Jun. 01, 2010
Return Before Taxes | Class R, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class R: Inception (01/31/07)
1 Year	7.47%
Since Inception	1.12%
Inception Date	Jan. 31, 2007
Return Before Taxes | Class R5, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class R5: Inception (06/01/10)	[2]
1 Year	7.43%
Since Inception	1.09%
Inception Date	Jun. 01, 2010
Return Before Taxes | Class Y, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[1]
1 Year	8.13%
Since Inception	1.53%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class A: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	0.65%
Since Inception	(1.83%)
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Balanced Risk Retirement Now Fund
Average Annual Total Returns
Column	Class A: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	1.16%
Since Inception	(1.06%)
Inception Date	Jan. 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Retirement Now Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement Now Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	6.25%
Since Inception	2.94%
Inception Date	Jan. 31, 2007
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index
1 Year	9.99%
Since Inception	3.91%
Inception Date	Jan. 31, 2007

[1]	Class A5 shares and Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class C5 shares and Class R5 shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class C5 shares and Class R5 shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.